CECL (Details 6) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2020 CHF (SFr) month day	Jun. 30, 2020 CHF (SFr) month day	Mar. 31, 2020 CHF (SFr)	Dec. 31, 2019 CHF (SFr)
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	SFr 2,274	SFr 2,274	SFr 1,803	SFr 1,510
Interest income recognized	28
Amortized cost of non-accrual assets with no specific allowance	SFr 185	SFr 185
Number of days of default on interest or principal considered to assess credit worthiness (in months) | month	3	3
Period of anticipated repayment after which loan is written down to net book value (in days) | day	10	10
Minimum [Member]
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Write-Down of Loan to Net Book Value Loan Provision Threshold as Percentage of Loan Notional Amount		90.00%
Corporate and institutional
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	SFr 1,313	SFr 1,313		883
Interest income recognized	24
Amortized cost of non-accrual assets with no specific allowance	86	86
Corporate and institutional | Real estate
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	270	270		155
Interest income recognized	3
Amortized cost of non-accrual assets with no specific allowance	37	37
Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	978	978		682
Interest income recognized	21
Amortized cost of non-accrual assets with no specific allowance	41	41
Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	65	65		46
Interest income recognized	0
Amortized cost of non-accrual assets with no specific allowance	8	8
Consumer
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	961	961		627
Interest income recognized	4
Amortized cost of non-accrual assets with no specific allowance	99	99
Consumer | Mortgages
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	380	380		337
Interest income recognized	1
Amortized cost of non-accrual assets with no specific allowance	20	20
Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	377	377		122
Interest income recognized	3
Amortized cost of non-accrual assets with no specific allowance	75	75
Consumer | Consumer finance
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	204	204		168
Interest income recognized	0
Amortized cost of non-accrual assets with no specific allowance	4	4
Bank
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	2,262	2,262		1,498
Interest income recognized		28
Amortized cost of non-accrual assets with no specific allowance	185	185
Bank | Corporate and institutional
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	1,301	1,301		871
Interest income recognized		24
Amortized cost of non-accrual assets with no specific allowance	86	86
Bank | Corporate and institutional | Real estate
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	270	270		155
Interest income recognized		3
Amortized cost of non-accrual assets with no specific allowance	37	37
Bank | Corporate and institutional | Commercial and industrial loans
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	966	966		670
Interest income recognized		21
Amortized cost of non-accrual assets with no specific allowance	41	41
Bank | Corporate and institutional | Financial institutions
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	65	65		46
Interest income recognized		0
Amortized cost of non-accrual assets with no specific allowance	8	8
Bank | Consumer
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	961	961		627
Interest income recognized		4
Amortized cost of non-accrual assets with no specific allowance	99	99
Bank | Consumer | Mortgages
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	380	380		337
Interest income recognized		1
Amortized cost of non-accrual assets with no specific allowance	20	20
Bank | Consumer | Loans collateralized by securities
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	377	377		122
Interest income recognized		3
Amortized cost of non-accrual assets with no specific allowance	75	75
Bank | Consumer | Consumer finance
Loans Held At Amortized Cost, Nonaccrual [Line Items]
Amortized cost of non-accrual assets	204	204		SFr 168
Interest income recognized		0
Amortized cost of non-accrual assets with no specific allowance	SFr 4	SFr 4